Short-Term Investments and Investment in Equity Securities (Details) - USD ($)	Sep. 30, 2024	May 16, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Short-Term Investments and Investment in Equity Securities (Details) [Line Items]
Investment in equity securities, at fair value	$ 199,998	$ 666,660
Short-Term Investments [Member]
Short-Term Investments and Investment in Equity Securities (Details) [Line Items]
Investment in equity securities, at fair value	$ 666,660	666,660
Dragon Interactive Corporation [Member]
Short-Term Investments and Investment in Equity Securities (Details) [Line Items]
Investment in equity securities, at fair value		$ 199,998